Cash and cash equivalents (Tables)	12 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of September 30,
	2025	2024
	US$	US$
Cash in hand	1,404	1,426
Cash held at banks	13,204,602	1,591,611
Total cash and cash equivalents	13,206,006	1,593,037